Prepaid Financing Costs	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
Prepaid Financing Costs [Abstract]
PREPAID FINANCING COSTS
NOTE 5	PREPAID FINANCING COSTS

The Company pays financing costs to consultants and service providers related to certain financing transactions. The financing costs are then amortized over the respective life of the financing agreements. As such, the Company has prepaid $874,739 and $1,287,109 in financing costs at December 31, 2016 and June 30, 2016, respectively. Prepaid financing costs are presented with the net convertible debt as appropriate.

The aggregate amortization of prepaid financing cost charged to operations was $206,185 and $117,254 and $412,370 and $175,333 for three and six months period ended December 31, 2016 and 2015, respectively.

NOTE 5	PREPAID FINANCING COSTS

The Company pays financing costs to consultants and service providers related to certain financing transactions. The financing costs are then amortized over the respective life of the financing agreements. As such, the Company has prepaid $1,287,109 and $457,886 in financing costs at June 30 2016 and 2015, respectively. Prepaid financing costs are presented with the net convertible debt as appropriate.

The aggregate amortization of prepaid financing cost charged to operations was $514,207 and $-0- for years ended June 30, 2016 and 2015, respectively.